WCM Mid Cap Quality Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	COMMUNICATIONS — 3.8%
409	GoDaddy, Inc.*	$30,462
	CONSUMER DISCRETIONARY — 15.0%
358	CarMax, Inc.*	25,321
471	Masco Corp.	25,175
47	Pool Corp.	16,737
348	Wyndham Hotels & Resorts, Inc.	24,200
597	YETI Holdings, Inc.*	28,787
		120,220
	CONSUMER STAPLES — 3.5%
364	Ollie's Bargain Outlet Holdings, Inc.*	28,093
	FINANCIALS — 8.2%
585	Brown & Brown, Inc.	40,857
17	Markel Group, Inc.*	25,032
		65,889
	HEALTH CARE — 9.2%
42	Chemed Corp.	21,827
100	Molina Healthcare, Inc.*	32,789
171	Zimmer Biomet Holdings, Inc.	19,190
		73,806
	INDUSTRIALS — 19.1%
323	Graco, Inc.	23,540
99	IDEX Corp.	20,594
159	Landstar System, Inc.	28,133
2,155	R1 RCM, Inc.*	32,476
124	SiteOne Landscape Supply, Inc.*	20,268
75	Watsco, Inc.	28,329
		153,340
	MATERIALS — 14.5%
292	Ashland, Inc.	23,851
214	Ball Corp.	10,653
100	Carlisle Cos., Inc.	25,926
1,505	Element Solutions, Inc.	29,513
427	Trex Co., Inc.*	26,316
		116,259
	REAL ESTATE — 5.0%
246	CBRE Group, Inc. - Class A*	18,170

WCM Mid Cap Quality Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
156	Jones Lang LaSalle, Inc.*	$22,024
		40,194
	TECHNOLOGY — 20.3%
250	Booz Allen Hamilton Holding Corp.	27,318
182	CDW Corp.	36,720
334	Entegris, Inc.	31,366
222	MKS Instruments, Inc.	19,212
197	PTC, Inc.*	27,911
87	Zebra Technologies Corp. - Class A*	20,578
		163,105
	TOTAL COMMON STOCKS
	(Cost $733,674)	791,368

Principal Amount
	SHORT TERM MONEY MARKETS — 9.8%
$78,310	UMB Bank Demand Deposit, 5.18%[1]	78,310
	TOTAL SHORT TERM MONEY MARKETS
	(Cost $78,310)	78,310
	TOTAL INVESTMENTS — 108.4%
	(Cost $811,984)	869,678
	Liabilities in Excess of Other Assets — (8.4)%	(67,506)
	Net Assets — 100.0%	$802,172

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.